FINANCIAL INSTRUMENTS - Fair value of financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INSTRUMENTS
Financial assets	R$ 9,291,006	R$ 12,712,924
Financial liabilities	22,104,962	25,257,075
Trade accounts payable
FINANCIAL INSTRUMENTS
Financial liabilities	3,179,954	2,743,818
Financial liabilities, at fair value	3,179,954	2,743,818
Loans and Financing
FINANCIAL INSTRUMENTS
Financial liabilities	16,461,656	20,417,810
Financial liabilities, at fair value	17,102,512	20,716,266
Debentures
FINANCIAL INSTRUMENTS
Financial liabilities	47,928	165,423
Financial liabilities, at fair value	47,928	165,423
Unrealized losses on financial instruments
FINANCIAL INSTRUMENTS
Financial liabilities	1,267	6,584
Financial liabilities, at fair value	1,267	6,584
FIDC Obligation
FINANCIAL INSTRUMENTS
Financial liabilities	1,135,077	1,007,259
Financial liabilities, at fair value	1,135,077	1,007,259
Other current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	625,410	514,599
Financial liabilities, at fair value	625,410	514,599
Other non-current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	653,670	401,582
Financial liabilities, at fair value	653,670	401,582
Cash and cash equivalents
FINANCIAL INSTRUMENTS
Financial assets	2,555,338	5,063,383
Financial assets, at fair value	2,555,338	5,063,383
Short-term investments
FINANCIAL INSTRUMENTS
Financial assets	821,518	1,024,411
Financial assets, at fair value	821,518	1,024,411
Trade accounts receivable
FINANCIAL INSTRUMENTS
Financial assets	2,798,420	3,576,699
Financial assets, at fair value	2,798,420	3,576,699
Related parties
FINANCIAL INSTRUMENTS
Financial assets	51,839	57,541
Financial assets, at fair value	51,839	57,541
Unrealized gains on financial instruments
FINANCIAL INSTRUMENTS
Financial assets		12,951
Financial assets, at fair value		12,951
Judicial deposits
FINANCIAL INSTRUMENTS
Financial assets	2,051,181	1,861,784
Financial assets, at fair value	2,051,181	1,861,784
Other current assets
FINANCIAL INSTRUMENTS
Financial assets	469,737	668,895
Financial assets, at fair value	469,737	668,895
Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	542,973	447,260
Financial assets, at fair value	R$ 542,973	R$ 447,260